Property, plant and equipment - Disclosure of undiscontinued annual lease payments, excluding assets to buy back, to be received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	€ 3,622	€ 2,533
Due within one year
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	1,717	1,031
Between one and two years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	1,239	947
Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	559	479
Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	81	58
Between four and five years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	13	3
Later than five years
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted annual lease payments, excluding assets to buy-back, to be received	€ 13	€ 15